Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 30,324	$ 18,522
Valuation allowance	(19,642)	(9,134)
Recognized	10,682	9,389
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	426	471
of which: USA
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	9,023	8,294
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	1,659	1,095
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	19,070	12,708
Valuation allowance	(16,078)	(8,720)
Recognized	2,992	3,988
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	95	0
Valuation allowance	0	0
Recognized	95	0
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	11,159	5,814
Valuation allowance	(3,564)	(414)
Recognized	7,595	5,400
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,703	2,485
Valuation allowance	0	0
Recognized	2,703	2,485
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,795	1,194
Valuation allowance	(471)	(175)
Recognized	1,324	1,018
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	765	947
Valuation allowance	(139)	0
Recognized	626	947
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	5,896	1,188
Valuation allowance	(2,954)	(238)
Recognized	$ 2,942	$ 950